Financial Risk Management - Secured and Unsecured Consumer Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 97,714,938	¥ 94,671,818
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		98,825,555	95,642,750
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		63,307,158	60,184,755
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	15,274,719	15,691,638
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		10,736,709	10,913,869
Gross carrying amount [member] | Secured loans [Member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	[2]	11,340,676	11,538,195
Gross carrying amount [member] | Secured loans [Member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 10,736,709	¥ 10,913,869

[1]	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,736,709 million and ¥10,913,869 million at March 31, 2021 and 2020, respectively.
[2]	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,736,709 million and ¥10,913,869 million at March 31, 2021 and 2020, respectively.